Earnings per share	6 Months Ended
Sep. 30, 2019
Earnings per share
Earnings per share

5            Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the three months and six months ended September 30, 2018 and 2019 respectively:

	Three months ended September 30,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	65,114	120,353	16,838

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,156,329	121,551,075	121,551,075
Dilutive effect of scrip dividends	544,943	—	—
Weighted average ordinary shares outstanding for diluted net income per share	121,701,272	121,551,075	121,551,075

Earnings per share
- Basic	0.54	0.99	0.14
- Diluted	0.53	0.99	0.14

	Six months ended September 30,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	138,656	228,697	31,996

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	120,991,441	121,551,075	121,551,075
Dilutive effect of scrip dividends	301,356	—	—
Weighted average ordinary shares outstanding for diluted net income per share	121,292,797	121,551,075	121,551,075

Earnings per share
- Basic	1.15	1.88	0.26
- Diluted	1.14	1.88	0.26